Equity Based Compensation - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 01, 2022	Jan. 17, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity-based compensation expense	$ 8,001,000	$ 175,000	$ 60,686,000	$ 350,000	$ 699,000,000	$ 730,000,000
Unrecognized compensation expense	$ 54,463,000		$ 54,463,000		$ 868,000,000
weighted average grant date fair value of the Profits Interests granted during the year	$ 6.42		$ 6.09			$ 0.36
unrecognized compensation expense is expected to be recognized			3 years 4 months 24 days		1 year 4 months 24 days
Partners' Capital Account, Unit-Based Payment Arrangement, Number of Units			2,750,000
Partners' Capital Account, Unit-Based Payment Arrangement, Amount			$ 2,502,000
Research and Development in Process			14,080,000
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation Expense			5,437,000
Compensation expense attributable to vested awards			$ 3,715,000
Capital Unit, Class B [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Limited Partners' Capital Account, Units Authorized	50,000,000		50,000,000		10,000,000			50,000,000
Number of Shares Available for Grant					0
Number of common units unissued of limited liability company					2,232,878
Common Unit, Issued							22,899,063
Class B-1 Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Limited Partners' Capital Account, Units Authorized								10,000,000
Equity-based compensation expense	$ 3,027,000,000		$ 34,254,000,000
Common Unit, Issued	6,648,353	0	6,648,353	0	549,451
Common Unit, Issuance Value	$ 6,050,000		$ 6,050,000		$ 500,000
On The Latter Of The First Anniversary [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of vesting of award under share-based payment arrangement			25.00%		25.00%
In First Anniversary Of The Acquisition Date [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of vesting of award under share-based payment arrangement			75.00%		75.00%
On Each Enniversary [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of vesting of award under share-based payment arrangement			25.00%		25.00%
Each Calendar Quarter [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of vesting of award under share-based payment arrangement			6.25%		6.25%
Over The Three Year Period From The Date Of Grant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of vesting of award under share-based payment arrangement			33.30%